Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	$ 681,363,190	$ 983,691,846	$ 953,755,253
Proved reserves [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	2,306,255,209	2,505,307,260	2,363,336,481
Construction in progress [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	50,951,279	51,033,968	35,381,089
Accumulated depreciation and amortization [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	$ (1,675,843,298)	$ (1,572,649,381)	$ (1,444,962,317)